Document And Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 11, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	VERITEQ CORPORATION
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		9,296,040
Amendment Flag	false
Entity Central Index Key	0000924642
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3